Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated
Financial information by business segment as follows:

	Years ended December 31,
	2019	2018	2017
Revenue:
Transportation	$305,338	$270,283	$229,833
CWI	361,770	319,405	317,297
Total segment revenues	667,108	589,688	547,130
Less: equity investee revenue	(361,770)	(319,405)	(317,297)
Consolidated revenue from continuing operations	$305,338	$270,283	$229,833
Consolidated revenue from discontinuing operations	$—	$8,837	$46,268

Reconciliation of Operating Loss from Segments to Consolidated

	Years ended December 31,
	2019	2018	2017
Operating income (loss):
Transportation	$(798)	$(10,706)	$(40,638)
CWI	68,427	55,411	57,276
Corporate	(21,619)	(31,511)	(22,256)
Restructuring costs	(825)	(808)	(1,682)
Foreign exchange gain (loss)	2,537	(8,957)	(562)
Impairments on long lived assets, net (note 9 and 10)	(688)	(736)	(1,550)
Total segment operating income (loss)	47,034	2,693	(9,412)
Less: equity investee operating income	(68,427)	(55,411)	(57,276)
Consolidated operating loss from continuing operations	$(21,393)	$(52,718)	$(66,688)
Consolidated operating income (loss) from discontinued operations	$(147)	$(972)	$909

Schedule of Segment Reporting Information

	Years ended December 31,
	2019	2018	2017

Total additions to long-lived assets, excluding business combinations:
Transportation	$8,255	$10,062	$25,177
Corporate	606	211	111
	$8,861	$10,273	$25,288

Schedule Of Geographical Revenue Information
Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total revenue
	Years ended December 31,
	2019	2018	2017
Europe	68%	62%	60%
Americas	17%	18%	20%
Asia	8%	10%	12%
Others	7%	10%	8%

Schedule Of Allocation Of The Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2019	2018
Transportation	$251,948	$236,340
Corporate	27,978	31,912
CWI	113,825	112,053
	393,751	380,305
Add: assets held for sale	—	1,676
Less: equity investee total assets	(113,825)	(112,053)
Total consolidated assets	$279,926	$269,928

Schedule of Assets by Segment
Long-lived assets information by geographic area:

December 31, 2019	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$22,534	$12,883	$35,417
Canada	31,909	192	32,101
United States	951	—	951
Rest of Europe	3,423	3,110	6,533
Asia Pacific	883	—	883
	59,700	16,185	75,885
Less: equity investee long lived assets	(844)	—	(844)
Total consolidated long-lived assets	$58,856	$16,185	$75,041

December 31, 2018	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$23,470	$16,067	$39,537
Canada	35,089	237	35,326
United States	1,210	—	1,210
Rest of Europe	2,870	3,695	6,565
Asia Pacific	1,726	—	1,726
	64,365	19,999	84,364
Less: equity investee's long lived assets	(934)	—	(934)
Total consolidated long-lived assets	$63,431	$19,999	$83,430